SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Property and Equipment, Net, by Geographic Areas) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 1,516	$ 384
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	1,422	339
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 94	$ 45